AXA PREMIER VIP TRUST – MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

SUPPLEMENT DATED JUNE 20, 2013 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2013, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus dated May 1, 2013, as supplemented, of the Multimanager Aggressive Equity Portfolio of the AXA Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding a portfolio manager change to the Multimanager Aggressive Equity Portfolio (the “Portfolio”).

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The legend on the first page of the Portfolio’s Summary Prospectus is hereby deleted and replaced with the following:

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s current Prospectus, dated May 1, 2013, as supplemented May 1, 2013, May 23, 2013, May 30, 2013, and June 20, 2013, and Statement of Additional Information (“SAI”), dated May 1, 2013, as supplemented May 23, 2013 and June 20, 2013, and the Portfolio’s audited financial statements included in its annual report to shareholders dated December 31, 2012, are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus and SAI and any supplements thereto and other information about the Portfolio online at www.axa-equitablefunds.com/allportfolios.aspx. You can also get this information at no cost by calling 1-877-222-2144 or by sending an e-mail request to service@axa-equitable.com. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code (“Contracts”) and certain other eligible investors and is not intended for use by other investors.

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Effective immediately, the following information replaces in its entirety the information under the section “Who Manages the Portfolio – Sub-adviser: AllianceBernstein L.P. – Portfolio Managers” of the Prospectus:

Portfolio Manager: The individual primarily responsible for the management of a portion of the Index Allocated Portion of the Portfolio is:

Name	Title	Date Began Managing a Portion of the Portfolio
Judith DeVivo	Senior Vice President and Portfolio Manager	December 2009

Portfolio Managers: The members of the team that are jointly and primarily responsible for the management of a portion of the Active Allocated Portion of the Portfolio are:

Name	Title	Date Began Managing a Portion of the Portfolio
Daniel C. Roarty, CFA	Senior Vice President and Team Leader	June 2013
Amy Raskin	Director of Research and Portfolio Manager	June 2013

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Effective immediately, the information regarding Catherine Wood in the section entitled “Who Manages the Portfolio – Sub-adviser: AllianceBernstein L.P. – Portfolio Manager” of the Summary Prospectus is hereby deleted in its entirety.